DESCRIPTION OF THE PLAN AND INVESTMENT PROGRAM	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN AND INVESTMENT PROGRAM	DESCRIPTION OF THE PLAN AND INVESTMENT PROGRAM
The following describes the major provisions of the ITW Savings and Investment Plan (the "Plan"). Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan in which employees of participating business units of Illinois Tool Works Inc. and its wholly owned subsidiaries (the "Company") in the United States are eligible to participate as soon as administratively feasible upon hire. Established on November 16, 1967, and as subsequently amended, the Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended.
The investment assets of the Plan are held in the Illinois Tool Works Inc. Master Pension Trust (the "Master Trust") at The Northern Trust Company (the "Trustee"). The Trustee also serves as an investment advisor of The Northern Trust Company funds. Empower Retirement, LLC (the "Recordkeeper") serves as recordkeeper.
Participant and Company Contributions

Participants may contribute amounts from a minimum of 1% to a maximum of 50% of eligible compensation to their pre-tax accounts or Roth accounts. In addition, participants may contribute amounts from a minimum of 1% to a maximum of 10% of eligible compensation to their after-tax accounts. The combined pre-tax and after-tax contributions cannot exceed 50% of eligible compensation and are subject to an annual maximum amount. Participants may change their contribution percentages each payroll period.

Participants who are at least age 50 during the Plan year may be eligible to contribute an additional amount to the Plan. This additional amount, known as a "catch–up" contribution, is subject to an annual maximum amount.

Participants may enroll in the Plan and begin contributions to their pre-tax, Roth and after-tax accounts as soon as administratively feasible after being hired. Employees will be automatically enrolled in the Plan unless participation is declined. During the plan year, automatically-enrolled participants were enrolled at a 6% pre-tax contribution rate, which will escalate each year by 1% until a rate of 10% is reached, unless a participant elects otherwise.

The Company provides for a matching contribution based on each participant's contribution rate and eligible Plan compensation. The Plan provides for a Company matching contribution immediately upon the start of participant contributions.

The Plan also provides for an additional contribution ("Company Basic Contribution") to certain eligible participants. Eligible participants include all employees hired on or after January 1, 2007 and all employees of certain business units participating on or after such date ("Group II") as designated by the ITW Employee Benefits Steering Committee ("EBSC"). Employees of certain other business units participating on or after the above date, as designated by the EBSC, and all Plan participants as of December 31, 2006 ("Group I") are not eligible for the Company Basic Contribution.

The Company matching contribution for each group is as follows:

Group I - Dollar-for-dollar match on the first 1% and 50¢ per $1 on the next 5% of eligible compensation contributed.

Group II - Dollar-for-dollar match on the first 3% and 50¢ per $1 on the next 3% of eligible compensation contributed.

The Group II Company Basic Contribution formula is based on age and years of service. Eligible Group II participants must be age 21 or older to receive this contribution.
Participants may also roll over amounts representing distributions from other qualified defined benefit or defined contribution plans.

Participants' Accounts

Each participant's account is credited with the participant's contributions, the Company's contributions, Plan earnings, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Investment Funds

The Plan offers a mix of Core Investment Funds and Target Retirement Funds with different strategies, objectives and risk/reward potentials. Participants may select any combination of funds and may change funds at any time, subject to certain restrictions on transfers between funds.

Vesting

Participants' interest in their employee and Company matching contribution accounts are fully vested at all times. Eligible Group II participants' interests in their Company Basic Contribution accounts become fully vested after three years of service.

Notes Receivable from Participants

Participants may borrow up to 50% of their vested account balance, up to $50,000, with a minimum loan amount of $1,000 from the vested portion of their account. Loans bear a reasonable rate of interest based on prevailing market rates, are secured by a portion of the participant's account and are repayable over a period not to exceed five years. Amounts borrowed do not share in the earnings of the investment funds; the participant's account is credited with the interest payments made pursuant to the loan agreements. Principal and interest are paid ratably through payroll deductions. A participant can have up to two outstanding loans at any time.

Benefits

Upon termination of employment or death of a participant, a participant or their beneficiary may receive a lump-sum payment of their account balance. Additional optional payment forms are available at the election of the participant, in accordance with the Plan document.

Forfeitures

Forfeitures, primarily representing the unvested portion of Company Basic Contributions amounting to approximately $897,000 and $968,000 as of December 31, 2025 and 2024, respectively, will be used to reduce future Company contributions pursuant to the terms of the Plan. In 2025, Company contributions were reduced by approximately $3,700,000 from forfeited and non-vested accounts.